WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Summary of value of options granted using Black Scholes Option Pricing Model with weighted average assumptions (Details)	12 Months Ended
Sep. 30, 2024 $ / shares
WARRANTS AND STOCK OPTIONS
Stock price	$ 1.27
Exercise price	$ 1.27
Expected term	5 years 9 months
Dividend yield	0.00%
Volatility	157.00%
Risk free rate	3.64%